Supplementary Insurance Information	12 Months Ended
Dec. 31, 2017
Supplementary Insurance Information

	As of December 31					Year ended December 31
	Deferred acquisition costs	Deferred sales inducements (1)	Account balances and future policy reserves	Unearned premiums	Policy and contract claims	Net premium and policy fees	Interest and similar income, net	Net benefits (2)	Net change in deferred sale inducements (3)	Net change in deferred acquisition costs (4)	Other operating expenses
2017:
Annuities	$120,485	18,049	1,063,175	—	—	73,506	28,834	110	1,759	7,543	40,622
Other	176	—	30,605	1,617	5,662	3,169	2,448	5,892	—	1,443	765
	$120,661	18,049	1,093,780	1,617	5,662	76,675	31,282	6,002	1,759	8,986	41,387
2016:
Annuities	$128,128	19,880	852,430	—	—	68,752	27,462	1,072	1,369	3,933	39,355
Other	1,740	—	26,821	1,652	4,771	3,155	2,096	3,171	—	881	593
	$129,868	19,880	879,251	1,652	4,771	71,907	29,558	4,243	1,369	4,814	39,948
2015:
Annuities	$131,754	21,148	738,333	—	—	65,603	25,378	81,285	412	(8,687)	41,145
Other	2,620	—	24,653	1,571	4,157	3,267	2,009	5,814	—	522	647
	$134,374	21,148	762,986	1,571	4,157	68,870	27,387	87,099	412	(8,165)	41,792

(1) Deferred sales inducements is located in Other assets on the Balance Sheets.
(2) Excludes net change in deferred sales inducements.
(3) See note 10 for aggregate gross amortization of deferred sales inducements.
(4) See note 9 for aggregate gross amortization of deferred acquisition costs.